Document and Entity Information	May 31, 2024
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001110805
Document Type	8-K
Document Period End Date	May 31, 2024
Entity Registrant Name	NuStar Energy L.P.
Entity Incorporation State Country Code	DE
Entity File Number	001-16417
Entity Tax Identification Number	74-2956831
Entity Address, Address Line One	8111 Westchester Drive
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75225
City Area Code	(214)
Local Phone Number	981-0700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Series A Fixedto Floating Rate Cumulative Redeemable Perpetual Preferred Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	8.50% Series A Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units
Trading Symbol	NSprA
Security Exchange Name	NYSE
Series B Fixedto Floating Rate Cumulative Redeemable Perpetual Preferred Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	7.625% Series B Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units
Trading Symbol	NSprB
Security Exchange Name	NYSE
Series C Fixedto Floating Rate Cumulative Redeemable Perpetual Preferred Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	9.00% Series C Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units
Trading Symbol	NSprC
Security Exchange Name	NYSE